Average Annual Total Returns{- Freedom 2045 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2045 Portfolio	VIP Freedom 2045 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2045 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2045 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2045 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2045 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2045 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2045 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2045 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2045 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWFZ Past 1 year	IXWFZ Past 5 years	IXWFZ Past 10 years
Total	17.83%	15.01%	12.77%	17.69%	14.88%	12.66%	17.53%	14.72%	12.49%	28.71%	18.47%	16.55%	16.18%	13.97%	12.40%